Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 2.4%
26,100	(1)	Care.com, Inc.	$272,745	0.1
28,260		Cogent Communications Holdings, Inc.	1,557,126	0.7
58,893		Consolidated Communications Holdings, Inc.	280,331	0.1
25,452		EW Scripps Co.	338,003	0.2
327,315	(1),(2)	Frontier Communications Corp.	283,782	0.1
15,070	(1)	Gray Television, Inc.	245,942	0.1
10,833	(1)	Imax Corp.	237,784	0.1
14,215	(1)	Iridium Communications, Inc.	302,495	0.1
26,609	(1)	Liberty TripAdvisor Holdings, Inc.	250,391	0.1
19,557		Marcus Corp.	723,805	0.3
23,370	(1)	QuinStreet, Inc.	294,228	0.1
14,055		Scholastic Corp.	530,717	0.2
45,408	(1)	Vonage Holdings Corp.	513,110	0.2
			5,830,459	2.4

		Consumer Discretionary: 12.8%
19,153	(1)	1-800-Flowers.com, Inc.	283,369	0.1
32,352		Abercrombie & Fitch Co.- Class A	504,691	0.2
93,790	(1)	American Axle & Manufacturing Holdings, Inc.	770,954	0.3
8,849	(1)	Asbury Automotive Group, Inc.	905,518	0.4
108,001	(1)	Barnes & Noble Education, Inc.	336,963	0.1
10,527		BJ's Restaurants, Inc.	408,869	0.2
40,753		Bloomin Brands, Inc.	771,454	0.3
13,382	(1)	Boot Barn Holdings, Inc.	467,032	0.2
10,316		Brinker International, Inc.	440,184	0.2
13,606		Caleres, Inc.	318,516	0.1
58,745		Callaway Golf Co.	1,140,240	0.5
62,077	(1)	Career Education Corp.	986,404	0.4
1,667	(1)	Cavco Industries, Inc.	320,214	0.1
30,194		Clarus Corp.	354,025	0.1
27,394		Core-Mark Holding Co., Inc.	879,758	0.4
37,042	(1)	CROCS, Inc.	1,028,286	0.4
43,830		Dana, Inc.	632,905	0.3
16,920		Dave & Buster's Entertainment, Inc.	659,034	0.3
4,762	(1)	Deckers Outdoor Corp.	701,728	0.3
13,974		Designer Brands, Inc.	239,235	0.1
12,712		Ethan Allen Interiors, Inc.	242,799	0.1
26,219	(1)	Everi Holdings, Inc.	221,813	0.1
21,353	(1),(2)	Fossil Group, Inc.	267,126	0.1
5,291	(1)	Fox Factory Holding Corp.	329,312	0.1
60,913	(2)	GameStop Corp.	336,240	0.1
11,388	(1)	Genesco, Inc.	455,748	0.2
13,772	(1)	G-III Apparel Group Ltd.	354,904	0.2
11,231		Group 1 Automotive, Inc.	1,036,734	0.4
42,743		La-Z-Boy, Inc.	1,435,737	0.6
6,590		Lithia Motors, Inc.	872,384	0.4
31,196	(1)	M/I Homes, Inc.	1,174,529	0.5
9,217	(1)	Malibu Boats, Inc.	282,778	0.1
15,949	(1)	MarineMax, Inc.	246,890	0.1
16,980	(1)	MasterCraft Boat Holdings, Inc.	253,426	0.1
29,352		MDC Holdings, Inc.	1,265,071	0.5
9,959	(1)	Meritage Homes Corp.	700,616	0.3
22,096	(1)	Modine Manufacturing Co.	251,231	0.1
3,081		Monro, Inc.	243,430	0.1
18,230		Movado Group, Inc.	453,198	0.2
431,353		Office Depot, Inc.	757,025	0.3
16,950	(2)	PetMed Express, Inc.	305,439	0.1
29,694		Rent-A-Center, Inc.	765,808	0.3
7,291	(1)	RH	1,245,522	0.5
33,235		Ruth's Hospitality Group, Inc.	678,493	0.3
2,375	(1)	Shake Shack, Inc.	232,845	0.1
17,039	(2)	Shoe Carnival, Inc.	552,234	0.2
5,716	(1)	Stamps.com, Inc.	425,556	0.2
10,993		Steven Madden Ltd.	393,439	0.2
2,698		Strategic Education, Inc.	366,604	0.2
84,811	(2)	Tailored Brands, Inc.	373,168	0.2
19,813	(1)	TopBuild Corp.	1,910,568	0.8
3,995		Wingstop, Inc.	348,684	0.1
			30,928,730	12.8

		Consumer Staples: 3.7%
112,480	(1)	Avon Products, Inc.	494,912	0.2
13,972	(2)	B&G Foods, Inc.	264,210	0.1
19,253	(1)	Central Garden & Pet Co.	562,765	0.3
7,133	(1)	Chefs' Warehouse Holdings, Inc.	287,603	0.1
1,043		Coca-Cola Consolidated, Inc.	316,936	0.1
61,675	(1)	Darling Ingredients, Inc.	1,179,843	0.5
22,358	(1)	Hostess Brands, Inc.	312,677	0.1
6,340		Inter Parfums, Inc.	443,610	0.2
1,247		J&J Snack Foods Corp.	239,424	0.1
10,313		John B Sanfilippo & Son, Inc.	996,236	0.4
9,481	(2)	Medifast, Inc.	982,516	0.4
17,932	(1)	Performance Food Group Co.	825,051	0.4
33,991		SpartanNash Co.	402,113	0.2
18,606		Universal Corp.	1,019,795	0.4
43,831	(2)	Vector Group Ltd.	522,030	0.2
			8,849,721	3.7

		Energy: 3.8%
5,332	(2)	Arch Coal, Inc.	395,634	0.2
55,146	(1)	C&J Energy Services, Inc.	591,717	0.3
10,658	(1)	Cactus, Inc.	308,443	0.1
55,563	(1)	Carrizo Oil & Gas, Inc.	477,008	0.2
21,644	(1)	CONSOL Energy, Inc.	338,296	0.1
271,526	(1)	Denbury Resources, Inc.	323,116	0.1
5,602	(2)	DMC Global, Inc.	246,376	0.1
12,169	(1)	Dril-Quip, Inc.	610,640	0.3
36,437	(1)	Exterran Corp.	475,867	0.2
92,223	(1)	FTS International, Inc.	206,580	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
93,953	(1)	Gulfport Energy Corp.	$254,613	0.1
51,838	(1)	Helix Energy Solutions Group, Inc.	417,814	0.2
120,198	(1)	Laredo Petroleum, Inc.	289,677	0.1
32,722		Liberty Oilfield Services, Inc.	354,379	0.2
44,917	(1)	Matrix Service Co.	769,877	0.3
22,064	(1)	PDC Energy, Inc.	612,276	0.3
21,331		Peabody Energy Corp.	313,992	0.1
73,711	(1)	ProPetro Holding Corp.	670,033	0.3
4,581	(1)	REX American Resources Corp.	349,668	0.1
56,849	(1)	SRC Energy, Inc.	264,916	0.1
80,592	(1)	Unit Corp.	272,401	0.1
21,974		US Silica Holdings, Inc.	210,072	0.1
30,687	(1)	Whiting Petroleum Corp.	246,417	0.1
			8,999,812	3.8

		Financials: 16.3%
15,725		Amalgamated Bank	251,914	0.1
58,027		American Equity Investment Life Holding Co.	1,404,253	0.6
12,835		Ameris Bancorp.	516,480	0.2
11,667		Amerisafe, Inc.	771,305	0.3
12,727		Apollo Commercial Real Estate Finance, Inc.	243,977	0.1
18,365		Ares Commercial Real Estate Corp.	279,699	0.1
18,844	(1)	Axos Financial, Inc.	521,037	0.2
52,208	(1)	Bancorp, Inc.	516,859	0.2
20,858		Bank of NT Butterfield & Son Ltd.	618,231	0.3
33,403		Brightsphere Investment Group, Inc.	331,024	0.1
23,397		Brookline Bancorp, Inc.	344,638	0.2
41,927		Cadence BanCorp	735,400	0.3
36,933		Central Pacific Financial Corp.	1,048,897	0.4
12,462		Columbia Banking System, Inc.	459,848	0.2
4,583		Community Bank System, Inc.	282,725	0.1
42,509	(1)	Customers Bancorp, Inc.	881,637	0.4
11,320		CVB Financial Corp.	236,248	0.1
20,240		Eagle Bancorp, Inc.	903,109	0.4
26,299		Employers Holdings, Inc.	1,146,110	0.5
33,890	(1)	Enova International, Inc.	703,218	0.3
18,285		Essent Group Ltd.	871,646	0.4
147,529		First BanCorp.Puerto Rico	1,472,339	0.6
47,712		First Commonwealth Financial Corp.	633,615	0.3
13,449		First Financial Bancorp.	329,164	0.1
11,635		First of Long Island Corp.	264,696	0.1
6,238		FirstCash, Inc.	571,837	0.2
34,132		Flagstar Bancorp, Inc.	1,274,830	0.5
7,027		Glacier Bancorp., Inc.	284,312	0.1
4,171		Great Southern Bancorp., Inc.	237,538	0.1
32,221		Great Western Bancorp, Inc.	1,063,293	0.4
15,513	(1)	Hallmark Financial Services	296,764	0.1
31,560		Hanmi Financial Corp.	592,697	0.3
10,026		HCI Group, Inc.	421,493	0.2
63,719		Hope Bancorp, Inc.	913,730	0.4
6,425		Houlihan Lokey, Inc.	289,768	0.1
6,014		Iberiabank Corp.	454,298	0.2
23,516		Independent Bank Corp.Michigan	501,244	0.2
55,040	(1)	NMI Holdings, Inc.	1,445,350	0.6
55,232		OFG Bancorp	1,209,581	0.5
13,799		Old National Bancorp.	237,412	0.1
15,897		Oppenheimer Holdings, Inc.	477,864	0.2
8,401		Federal Agricultural Mortgage Corp.	686,026	0.3
8,771		Piper Jaffray Cos.	662,035	0.3
21,926		Provident Financial Services, Inc.	537,845	0.2
41,011		Radian Group, Inc.	936,691	0.4
75,028		Redwood Trust, Inc.	1,231,209	0.5
13,115	(1)	Regional Management Corp.	369,318	0.2
3,546		RLI Corp.	329,459	0.1
31,747	(1)	Seacoast Banking Corp.of Florida	803,517	0.3
11,150		Selective Insurance Group	838,369	0.4
59,000		Simmons First National Corp.	1,469,100	0.6
14,207		Stewart Information Services Corp.	551,090	0.2
1		TCF Financial Corp.	38	0.0
103,422	(1)	Third Point Reinsurance Ltd.	1,033,186	0.4
62,152		United Community Banks, Inc./GA	1,762,009	0.7
43,574		United Community Financial Corp.	469,728	0.2
30,411		Universal Insurance Holdings, Inc.	912,026	0.4
44,787	(2)	Waddell & Reed Financial, Inc.	769,441	0.3
			39,401,167	16.3

		Health Care: 11.9%
80,935	(1)	Acorda Therapeutics, Inc.	232,283	0.1
19,109	(1),(2)	AMAG Pharmaceuticals, Inc.	220,709	0.1
6,897	(1)	Amedisys, Inc.	903,576	0.4
26,956	(1)	AMN Healthcare Services, Inc.	1,551,587	0.6
5,646	(1)	ANI Pharmaceuticals, Inc.	411,481	0.2
8,087	(1)	Anika Therapeutics, Inc.	443,895	0.2
22,729	(1),(2)	Arrowhead Pharmaceuticals, Inc.	640,503	0.3
210,961	(1)	Assertio Therapeutics, Inc.	270,030	0.1
14,402	(1)	BioTelemetry, Inc.	586,594	0.2
5,589		Conmed Corp.	537,382	0.2
23,266	(1)	Corcept Therapeutics, Inc.	328,865	0.1
10,381	(1)	Corvel Corp.	785,842	0.3

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
38,537	(1)	Cross Country Healthcare, Inc.	$396,931	0.2
9,024	(1)	Eagle Pharmaceuticals, Inc./DE	510,488	0.2
21,943	(1)	Emergent Biosolutions, Inc.	1,147,180	0.5
4,797	(1)	Enanta Pharmaceuticals, Inc.	288,204	0.1
112,896	(1)	Endo International PLC	362,396	0.1
19,024		Ensign Group, Inc.	902,308	0.4
5,591	(1)	Genomic Health, Inc.	379,182	0.2
4,985	(1)	Haemonetics Corp.	628,808	0.3
31,399	(1)	HMS Holdings Corp.	1,082,167	0.4
20,170	(1)	Integer Holdings Corp.	1,524,045	0.6
31,183		Invacare Corp.	233,873	0.1
36,086	(1)	Lannett Co., Inc.	404,163	0.2
35,278	(1)	Lantheus Holdings, Inc.	884,243	0.4
2,717	(1)	LHC Group, Inc.	308,543	0.1
3,600	(1)	Ligand Pharmaceuticals, Inc.	358,344	0.1
41,095		Luminex Corp.	848,612	0.3
10,690	(1)	Magellan Health, Inc.	663,849	0.3
6,054	(1),(2)	Medicines Co.	302,700	0.1
13,954	(1)	Medpace Holdings, Inc.	1,172,694	0.5
24,717		Meridian Bioscience, Inc.	234,564	0.1
28,506	(1)	Merit Medical Systems, Inc.	868,293	0.4
23,556	(1)	Myriad Genetics, Inc.	674,408	0.3
5,642	(1)	Neogen Corp.	384,277	0.2
23,507	(1)	NeoGenomics, Inc.	449,454	0.2
14,764	(1)	Omnicell, Inc.	1,066,994	0.4
31,679	(1)	OraSure Technologies, Inc.	236,642	0.1
15,081	(1)	Orthofix Medical, Inc.	799,595	0.3
72,945		Owens & Minor, Inc.	423,810	0.2
22,193		Phibro Animal Health Corp.	473,377	0.2
10,483	(1)	REGENXBIO, Inc.	373,195	0.2
6,238	(1)	Repligen Corp.	478,392	0.2
48,495	(1)	Select Medical Holdings Corp.	803,562	0.3
38,753	(1)	Spectrum Pharmaceuticals, Inc.	321,456	0.1
25,388	(1)	Supernus Pharmaceuticals, Inc.	697,662	0.3
39,420	(1),(2)	Tivity Health, Inc.	655,555	0.3
15,541	(1)	Triple-S Management Corp.	208,249	0.1
18,955	(1)	Vanda Pharmaceuticals, Inc.	251,722	0.1
			28,712,684	11.9

		Industrials: 19.7%
7,452		AAR Corp.	307,097	0.1
8,816		ABM Industries, Inc.	320,197	0.1
28,387	(1),(2)	Aerojet Rocketdyne Holdings, Inc.	1,433,827	0.6
2,706		Albany International Corp.	243,973	0.1
4,868	(1)	American Woodmark Corp.	432,814	0.2
18,613		Applied Industrial Technologies, Inc.	1,057,218	0.4
30,261		ArcBest Corp.	921,447	0.4
6,164	(1)	ASGN, Inc.	387,469	0.2
25,304	(1)	Atkore International Group, Inc.	767,976	0.3
13,598	(1)	Atlas Air Worldwide Holdings, Inc.	343,077	0.1
8,664		AZZ, Inc.	377,404	0.2
32,840		Barnes Group, Inc.	1,692,573	0.7
5,732		Barrett Business Services, Inc.	509,116	0.2
25,395		Brady Corp.	1,347,205	0.6
4,317	(1)	Chart Industries, Inc.	269,208	0.1
10,994		Columbus McKinnon Corp.	400,511	0.2
13,765		Comfort Systems USA, Inc.	608,826	0.3
47,657	(1)	Commercial Vehicle Group, Inc.	343,607	0.1
10,791		CSW Industrials, Inc.	744,903	0.3
9,830	(1)	DXP Enterprises, Inc.	341,298	0.1
8,106		EMCOR Group, Inc.	698,089	0.3
13,373		Encore Wire Corp.	752,632	0.3
20,741		EnPro Industries, Inc.	1,423,870	0.6
14,199		Exponent, Inc.	992,510	0.4
45,178		Federal Signal Corp.	1,479,128	0.6
5,623	(1)	FTI Consulting, Inc.	595,982	0.3
20,033	(1)	GMS, Inc.	575,348	0.2
39,006	(1)	Great Lakes Dredge & Dock Corp.	407,613	0.2
14,305		Griffon Corp.	299,976	0.1
34,434	(1)	Harsco Corp.	652,869	0.3
29,977		Hawaiian Holdings, Inc.	787,196	0.3
29,592		Heidrick & Struggles International, Inc.	807,862	0.3
21,048		Herman Miller, Inc.	970,102	0.4
41,691		Hillenbrand, Inc.	1,287,418	0.5
24,465	(1)	HUB Group, Inc.	1,137,622	0.5
8,490		Insperity, Inc.	837,284	0.3
5,897		John Bean Technologies Corp.	586,339	0.2
28,441		Kelly Services, Inc.	688,841	0.3
12,036		Kforce, Inc.	455,382	0.2
11,550		Knoll, Inc.	292,792	0.1
34,350		Korn Ferry	1,327,284	0.6
11,721		Matthews International Corp.	414,806	0.2
7,812	(1)	Mercury Systems, Inc.	634,100	0.3
24,492	(1)	Milacron Holdings Corp.	408,282	0.2
5,165		Moog, Inc.	418,985	0.2
7,722	(1)	Patrick Industries, Inc.	331,119	0.1
15,796	(1)	PGT Innovations, Inc.	272,797	0.1
54,286		Pitney Bowes, Inc.	248,087	0.1
3,454	(1)	Proto Labs, Inc.	352,653	0.1
35,899		Quanex Building Products Corp.	649,054	0.3
81,701		RR Donnelley & Sons Co.	308,013	0.1
12,409	(1)	Saia, Inc.	1,162,723	0.5
25,378		Simpson Manufacturing Co., Inc.	1,760,472	0.7
28,724		Skywest, Inc.	1,648,758	0.7
29,269	(1)	SPX Corp.	1,171,053	0.5
36,728	(1)	SPX FLOW, Inc.	1,449,287	0.6
19,035	(1)	Sterling Construction Co., Inc.	250,310	0.1
10,328		Tennant Co.	730,190	0.3

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
10,168		Tetra Tech, Inc.	$882,176	0.4
16,177	(1)	Trimas Corp.	495,825	0.2
22,562	(1)	TrueBlue, Inc.	476,058	0.2
1,424		Unifirst Corp.	277,851	0.1
40,703		Universal Forest Products, Inc.	1,623,236	0.7
18,259		Watts Water Technologies, Inc.	1,711,416	0.7
			47,583,136	19.7

		Information Technology: 14.8%
26,209	(1)	Advanced Energy Industries, Inc.	1,504,659	0.6
7,550	(1)	Alarm.com Holdings, Inc.	352,132	0.1
34,798	(1)	Axcelis Technologies, Inc.	594,698	0.2
15,243		Bel Fuse, Inc.	229,102	0.1
4,899		Belden, Inc.	261,313	0.1
49,089		Benchmark Electronics, Inc.	1,426,526	0.6
13,932	(1)	Bottomline Technologies de, Inc.	548,224	0.2
9,734		Brooks Automation, Inc.	360,450	0.2
3,118		Cabot Microelectronics Corp.	440,293	0.2
21,675	(1)	CalAmp Corp.	249,696	0.1
21,951	(1)	Cardtronics plc	663,798	0.3
25,579		Cohu, Inc.	345,444	0.1
17,027		CSG Systems International, Inc.	879,955	0.4
30,212		CTS Corp.	977,660	0.4
28,548	(1)	Diebold Nixdorf, Inc.	319,738	0.1
26,255	(1)	Diodes, Inc.	1,054,138	0.4
17,610	(1)	DSP Group, Inc.	248,037	0.1
4,972	(1)	ePlus, Inc.	378,320	0.2
34,050		EVERTEC, Inc.	1,063,041	0.4
3,633	(1)	ExlService Holdings, Inc.	243,266	0.1
129,974	(1)	Extreme Networks, Inc.	945,561	0.4
20,834	(1)	Fabrinet	1,089,618	0.5
43,039	(1)	Formfactor, Inc.	802,462	0.3
26,974	(1)	Ichor Holdings Ltd.	652,231	0.3
20,534	(1)	Insight Enterprises, Inc.	1,143,539	0.5
3,224	(1)	Itron, Inc.	238,447	0.1
42,902		Kemet Corp.	779,958	0.3
35,074	(1)	Knowles Corp.	713,405	0.3
34,460		Kulicke & Soffa Industries, Inc.	809,121	0.3
9,687		Mantech International Corp.	691,749	0.3
7,282	(1)	Nanometrics, Inc.	237,539	0.1
46,566		NIC, Inc.	961,588	0.4
2,268	(1)	OSI Systems, Inc.	230,338	0.1
26,644	(1)	Perficient, Inc.	1,027,926	0.4
24,094	(1)	Plexus Corp.	1,506,116	0.6
2,659		Power Integrations, Inc.	240,453	0.1
41,147		Progress Software Corp.	1,566,055	0.7
9,851	(1)	Qualys, Inc.	744,440	0.3
2,409	(1)	Rogers Corp.	329,334	0.1
47,213	(1)	Rudolph Technologies, Inc.	1,244,535	0.5
28,231	(1)	Sanmina Corp.	906,497	0.4
20,542	(1)	Scansource, Inc.	627,558	0.3
23,886	(1)	SecureWorks Corp.	308,846	0.1
12,239	(1)	Semtech Corp.	594,938	0.2
12,754	(1)	SMART Global Holdings, Inc.	324,972	0.1
10,819	(1)	SolarEdge Technologies, Inc.	905,767	0.4
11,263	(1)	SPS Commerce, Inc.	530,149	0.2
11,562	(1)	SYKES Enterprises, Inc.	354,260	0.2
4,300	(1)	Tech Data Corp.	448,232	0.2
76,785	(1)	TTM Technologies, Inc.	936,393	0.4
26,269	(1)	Ultra Clean Holdings, Inc.	384,447	0.2
31,596	(1)	Viavi Solutions, Inc.	442,502	0.2
19,064	(1)	Virtusa Corp.	686,685	0.3
5,424	(1)	Workiva, Inc.	237,734	0.1
			35,783,885	14.8

		Materials: 3.9%
12,826	(1)	AdvanSix, Inc.	329,885	0.1
2,610		Balchem Corp.	258,886	0.1
12,156		Boise Cascade Co.	396,164	0.2
26,615	(1)	Ferro Corp.	315,654	0.1
26,703		FutureFuel Corp.	318,834	0.1
6,924		Hawkins, Inc.	294,270	0.1
9,669		Innospec, Inc.	861,895	0.4
3,477		Kaiser Aluminum Corp.	344,119	0.2
31,648	(1)	Kraton Corp.	1,021,914	0.4
12,065		Materion Corp.	740,308	0.3
17,615		Olympic Steel, Inc.	253,656	0.1
16,337		PolyOne Corp.	533,403	0.2
2,015		Quaker Chemical Corp.	318,652	0.1
16,036		Stepan Co.	1,556,454	0.7
14,972		Tredegar Corp.	292,253	0.1
12,013		Trinseo SA	515,958	0.2
19,155	(1)	Verso Corp.	237,139	0.1
42,587		Warrior Met Coal, Inc.	831,298	0.4
			9,420,742	3.9

		Real Estate: 7.6%
3,280		Agree Realty Corp.	239,932	0.1
2,100		Alexander's, Inc.	731,661	0.3
29,121		American Assets Trust, Inc.	1,361,116	0.6
48,633		Armada Hoffler Properties, Inc.	879,771	0.4
116,251		Ashford Hospitality Trust, Inc.	384,791	0.2
21,660		CareTrust REIT, Inc.	509,118	0.2
182,279	(2)	CBL & Associates Properties, Inc.	235,140	0.1
104,070		Cedar Realty Trust, Inc.	312,210	0.1
41,788		Chatham Lodging Trust	758,452	0.3
30,897		CoreCivic, Inc.	533,900	0.2
146,760		DiamondRock Hospitality Co.	1,504,290	0.6
7,190		EastGroup Properties, Inc.	898,894	0.4
6,049		First Industrial Realty Trust, Inc.	239,299	0.1
88,644		Franklin Street Properties Corp.	749,928	0.3
22,257		Geo Group, Inc./The	385,936	0.2
22,529		Hersha Hospitality Trust	335,232	0.1
29,464	(2)	iStar, Inc.	384,505	0.1
6,978		LTC Properties, Inc.	357,413	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
26,848	(1)	Marcus & Millichap, Inc.	$952,836	0.4
37,316		National Storage Affiliates Trust	1,245,235	0.5
27,679		Newmark Group, Inc.	250,772	0.1
18,831		Piedmont Office Realty Trust, Inc.	393,191	0.2
4,773		PS Business Parks, Inc.	868,447	0.4
12,384		RE/MAX Holdings, Inc.	398,269	0.2
15,869		Retail Value, Inc.	587,788	0.2
6,383		Ryman Hospitality Properties	522,193	0.2
13,322		Saul Centers, Inc.	726,182	0.3
20,609		Summit Hotel Properties, Inc.	239,064	0.1
26,677		Urstadt Biddle Properties, Inc.	632,245	0.3
181,455	(2)	Washington Prime Group, Inc.	751,224	0.3
			18,369,034	7.6

		Utilities: 2.0%
3,344		American States Water Co.	300,492	0.1
5,901		Avista Corp.	285,844	0.1
8,493		Black Hills Corp.	651,668	0.3
6,758		California Water Service Group	357,701	0.1
12,608		NorthWestern Corp.	946,230	0.4
12,010		Otter Tail Corp.	645,538	0.3
10,602		PNM Resources, Inc.	552,152	0.2
15,086		Portland General Electric Co.	850,398	0.4
8,004		South Jersey Industries, Inc.	263,412	0.1
			4,853,435	2.0

	Total Common Stock
	(Cost $235,814,992)		238,732,805	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Repurchase Agreements: 3.8%
625,441	(3)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $625,480, collateralized by various U.S.Government Securities, 0.000%-3.750%, Market Value plus accrued interest $637,950, due 10/10/19-05/15/45)	625,441	0.2
2,137,243	(3)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,137,382, collateralized by various U.S.Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $2,180,131, due 09/01/24-08/01/49)	$2,137,243	0.9
2,137,243	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $2,137,384, collateralized by various U.S.Government/U.S.Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,179,988, due 10/25/19-07/15/61)	2,137,243	0.9
2,137,243	(3)	Jefferies LLC, Repurchase Agreement dated 09/30/19, 2.45%, due 10/01/19 (Repurchase Amount $2,137,386, collateralized by various U.S.Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,179,988, due 10/02/19-11/20/48)	2,137,243	0.9
2,137,243	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,137,382, collateralized by various U.S.Government/U.S.Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,179,988, due 10/15/19-09/01/49)	2,137,243	0.9
			9,174,413	3.8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.9%
2,150,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $2,150,000)	$2,150,000	0.9

	Total Short-Term Investments
	(Cost $11,324,413)	11,324,413	4.7

	Total Investments in Securities (Cost $247,139,405)	$250,057,218	103.6
	Liabilities in Excess of Other Assets	(8,711,551)	(3.6)
	Net Assets	$241,345,667	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$238,732,805	$–	$–	$238,732,805
Short-Term Investments	2,150,000	9,174,413	–	11,324,413
Total Investments, at fair value	$240,882,805	$9,174,413	$–	$250,057,218
Liabilities Table
Other Financial Instruments+
Futures	$(57,721)	$–	$–	$(57,721)
Total Liabilities	$(57,721)	$–	$–	$(57,721)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument.OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	19	12/20/19	$1,448,750	$(57,721)
			$1,448,750	$(57,721)

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $247,601,948.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$31,873,875
Gross Unrealized Depreciation	(29,476,326)
Net Unrealized Appreciation	$2,397,549